Finance Costs	12 Months Ended
Dec. 31, 2023
The Authorization of the Consolidated Financial Statements [Abstract]
Finance costs
30.	Finance costs

	Year ended	Year ended	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Interest expense:
Bank borrowings	$564,250	$556,041	$543,098
Loan from shareholders	253,469	278,013	122,055
Lease liabilities	346	1,219	1,196
	$818,065	$835,273	$666,349